Employee Benefit Plans	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Employee Benefit Plans
(11)	Employee Benefit Plans:

HopFed Bancorp Long Term Incentive Plans

On March 20, 2013, the Board of Directors of the Company adopted the HopFed Bancorp, Inc. 2013 Long Term Incentive Plan (the “Plan”), which was subsequently approved at the 2013 Annual Meeting of Stockholders. Under the Plan, the Compensation Committee has discretionary authority to grant up to 300,000 shares in the form of restricted stock grants and options to such employees, directors and advisory directors as the committee shall designate. The grants vest in equal installments over three or four year periods. Grants may vest immediately upon specific events, including a change of control of the Company, death or disability of award recipient, and termination of employment of the recipient by the Company without cause.

Awards are recognized as an expense to the Company in accordance with the vesting schedule. Awards in which the vesting is accelerated must be recognized as an expense immediately. Awards are valued at the closing stock price on the day the award is granted. For the year ended December 31, 2017, the Compensation Committee granted 12,753 shares of restricted stock with a market value of $178,000. For the year ended December 31, 2016, the Compensation Committee granted 12,342 shares of restricted stock with a market value of $145,000. For the year ended December 31, 2015, the Compensation Committee granted 2,034 shares of restricted stock with a market value of $25,000. The Company recognized $106,000, $135,000 and $190,000 in compensation expense in 2017, 2016 and 2015, respectively. The remaining compensation expense to be recognized at December 31, 2017, is as follows:

Year Ending December 31,	Approximate Future Compensation Expense
2018	$111
2019	67
2020	45
2021	3

Total	$226

The Compensation Committee may make additional awards of restricted stock, thereby increasing the future expense related to this plan. The early vesting of restricted stock awards due to factors outlined in the award agreement may accelerate future compensation expenses related to the plan. However, the total amount of future compensation expense would not change as a result of an accelerated vesting of shares. At December 31, 2017, the Company has 229,824 restricted shares available from the Plan that may be awarded.

401(K) Plan

The Company has a 401(K) retirement program that is available to all employees who meet minimum eligibility requirements. In 2015, the Company discontinued all employer 401(K) contributions on behalf of employees while allowing employees to continue contributions to the 401(K) plan.

HopFed Bancorp, Inc. 2015 Employee Stock Ownership Plan

On March 2, 2015, the Company implemented the HopFed Bancorp, Inc. 2015 Employee Stock Ownership Plan which covers substantially all employees who are at least 21 years old with at least one year of employment with the Company and Heritage Bank USA, Inc., the Company’s commercial bank subsidiary. The ESOP has three individuals who have been selected by the Company to serve as trustees. A directed corporate trustee has also been appointed. The ESOP will be administered by a committee (the “Committee”) currently composed of eleven employees selected by the Company or its designee.

On March 2, 2015, the ESOP purchased 600,000 shares from the Corporation at a cost of $7,884,000 using the proceeds of a loan granted to the ESOP from the Company. In accordance with the ESOP Loan documents, the common stock purchased by the ESOP serves as collateral for the ESOP Loan. The ESOP Loan will be repaid principally from discretionary contributions by the Bank to the ESOP. The ESOP Loan requires annual payments and has a final maturity of December 9, 2026. The interest rate on the ESOP Loan is 3.0%. Shares purchased by the ESOP are be held in a trust account for allocation among participants as the ESOP Loan is repaid. The ESOP shares receive dividends. Dividends on unearned shares will be used to repay the ESOP Loan.

For the year ended December 31, 2017, the Company recognized an expense of $706,000 related to the ESOP loan payment and the Company released 64,032 shares from the ESOP trust to individual participants of the ESOP as a result of the 2017 loan payment. For the year ended December 31, 2016, the Company recognized an expense of $553,000 related to the ESOP loan payment and released 48,067 shares from the ESOP trust to individual participants as a result of the 2016 loan payment. For the year ended December 31, 2015, the Company recognized an expense of $652,000 related to the ESOP loan payment and released 53,587 shares from the ESOP trust to individual participants of the plan as a result of a 2015 loan payment. At December 31, 2017, shares held by the ESOP were as follows:

	December 31, 2017	December 31, 2016
Earned ESOP shares	165,686	101,654
Unearned ESOP shares	434,548	498,346

Total ESOP shares	600,234	600,000

Share price at December 31,	$14.10	$13.46

Fair value of ESOP shares	$6,127,127	$6,707,737